Registration Nos. 333-66807
                                                                     811-09093

  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                  /X/
Pre-Effective Amendment No.                                             / /
                          -----
Post-Effective Amendment No.  34                                        /X/
                             ---
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                          /X/
Amendment No.  37                                                       /X/
               --
(Check appropriate box or boxes)


                                  E*TRADE FUNDS

              (Exact name of Registrant as specified in charter)

                              4500 Bohannon Drive
                              Menlo Park, CA 94025
                    (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (650) 331-6000

                                   Liat Rorer
                                  E*TRADE Funds
                              4500 Bohannon Drive
                              Menlo Park, CA 94025
                   (Name and address of agent for service)

                 Please send copies of all communications to:

Jane A. Kanter, Esq.                     Liat Rorer
Dechert                                  E*TRADE Funds
1775 Eye Street, NW                      4500 Bohannon Drive
Washington, DC  20006                    Menlo Park, CA 94025


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box):

        Immediately upon filing pursuant to paragraph (b)
--------
   X    on November 16, 2001 pursuant to paragraph (b)
--------
        60 days after filing pursuant to paragraph (a)(1)
--------
        75 days after filing pursuant to paragraph (a)(2) of Rule 485
--------

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
---------

                                  E*TRADE FUNDS

                                E*TRADE BOND FUND

                       Prospectus dated November 16, 2001

This Prospectus concisely sets forth information about the E*TRADE Bond Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.

Investment Objective and Principal Investment Strategies.
The Fund's investment objective is to seek total return with an emphasis on income. The Fund will seek to achieve its objective by investing at least 80% of its total assets in a diversified portfolio of debt securities.

Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment adviser ("ETAM"). E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control E*TRADE offers electronic access to your account virtually anywhere at any time.

An investment in the Fund is:

o     not insured by the Federal Deposit Insurance Corporation;

o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and

o     subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



                                                                            Page


INVESTMENT OBJECTIVE.........................................................3

PRINCIPAL INVESTMENT STRATEGIES..............................................3

FEES AND EXPENSES............................................................7

FUND MANAGEMENT..............................................................8

HISTORY OF THE FUND..........................................................9

PRICING OF FUND SHARES.......................................................9

HOW TO BUY, SELL AND EXCHANGE SHARES.........................................9

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................14

TAX CONSEQUENCES............................................................14

                                E*TRADE BOND FUND


INVESTMENT OBJECTIVE

The Fund's investment objective is to seek total return with an emphasis on income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its objective by investing at least 80% of its total assets in a diversified portfolio of debt securities. The debt securities in which the Fund may invest include, among others: debt securities of domestic companies and U.S. dollar denominated foreign corporate issuers; securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-related securities issued or guaranteed by private issuers and guarantors; asset-backed securities and short-term debt obligations, including repurchase agreements. commercial paper, and variable rate demand notes.

ETAM will generally invest in debt securities which are rated at the time of purchase at least BBB by Standard & Poor's ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's"), an equivalent rating by any other nationally recognized statistical rating organization ("NRSRO"), selected by ETAM or, if unrated, that ETAM determines to be of comparable credit quality. In the event that the credit rating of an investment grade security held by the Fund falls below investment grade (or, in the case of unrated securities, ETAM determines that the quality of the security has deteriorated below investment grade), the Fund will not be obligated to dispose of that security if ETAM believes the investment is appropriate. The Fund may also invest up to 5% of its total assets in debt securities rated below investment grade. In any event, the Fund will seek to maintain an average aggregate quality rating of its portfolio securities of at least A by S&P or Moody's, or an equivalent rating by any other NRSRO or, if unrated securities, of a comparable quality as determined by ETAM.

ETAM actively manages the maturity of the Fund's portfolio securities, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, ETAM adjusts the maturity of the Fund's assets among the broad sectors of the fixed income market.


During normal market conditions, the dollar-weighted average portfolio maturity of the Fund will not exceed 10 years. The maturities of the debt securities in which the Fund may invest will vary and there are no restrictions on the duration of the Fund's portfolio securities. Duration is a measure of the weighted average maturity of the debt securities held by the Fund and measures the expected life of a fixed income security. Duration is used to determine the sensitivity of a security's price to changes in interest rates. The longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio with a duration of five years would decline by approximately 5%.

The Fund may use derivatives (including options, securities index options, swaps and options on futures contracts) for hedging or other protective purposes. The Fund also may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors, although there can be no assurances that the Fund's investments will be hedged at any given time or that any hedging transactions will be successful. For purposes of realizing additional income, the Fund also may lend securities to broker-dealers and other financial institutions approved by the Board of Trustees.


The Fund may temporarily invest, without limitation, in high-quality money market instruments for defensive purposes in response to adverse market, economic and other conditions that could expose the Fund to a decline in value or to provide liquidity.

PRINCIPAL RISKS

Like all funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets and will move up and down in reaction to bond market movements, broader market and economic conditions, or other factors that affect particular securities. This means that you could lose money over short periods, and perhaps over longer periods during extended bond market downturns. There is no assurance that the Fund will achieve its investment objective.

Asset Class and Security Selection Risks. Whenever the Fund's fixed-income securities perform worse than equity securities, the Fund may perform worse than equity funds. In addition, because of ETAM's choice of portfolio securities, the Fund's specific fixed income securities may also underperform other bond funds or benchmarks that are representative of the general performance of the Fund's fixed-income securities.

Fixed Income Risk. The Fund's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Fund's fixed income holdings, and adverse market and economic conditions. Other risks that relate specifically to the Fund's fixed income investments include:

      Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value as a result of interest rate changes. Changes in interest rates may have a significant effect on the Fund's holding a significant portion of its assets in fixed income securities with long term maturities.

      Credit Risk. Because debt securities, securities loans and repurchase agreements involve a promise by a third party to honor an obligation to the Fund, the Fund could lose money if the issuer or guarantor of a debt security, or the counterparty to a securities loan or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or otherwise honor its financial obligations.

      Investment Grade Securities Risk. Debt securities are generally rated by NRSROs. The Fund may invest in debt securities rated "BBB" by S&P or Baa by Moody's or an equivalent rating by any other NRSRO selected by ETAM or, with respect to unrated securities, of similar quality as determined by ETAM. These debt securities are considered investment grade and are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt securities in this category than for debt securities in higher rated categories.

      Prepayment and Extension Risks. The Fund's investments in mortgage-backed and asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the security's maturity date and thus shortening the life of these securities. This is known as prepayment risk. Such repayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the investment and the Fund would need to reinvest the monies received from the pre-paid securities at the newer, lower interest rates.

      On the other hand, because rising interest rates tend to extend the duration of the mortgage-backed and asset-backed securities, these securities are even more susceptible to interest rate changes, may exhibit additional volatility and will have reduced returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

U.S. Government Securities. Securities issued by the U.S. Government, its agencies or instrumentalities may vary in terms of the degree of support afforded by the Government. Some U.S. Government securities may be supported by the full faith and credit of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds and GNMA certificates. Some agency securities are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those issued by the Federal Home Loan Banks. Still others are supported only by the discretionary authority to purchase the agency's obligations, such as those issued by the Federal National Mortgage Association, or by the credit of the agency that issued them, such as those issued by the Student Loan Marketing Association. Because there is no guarantee that the U.S. Government will provide support to such agencies, such securities may involve risk of loss of principal and interest. Current market prices for U.S. Government securities are not guaranteed and the value of such securities will fluctuate.

Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include options, securities index options, swaps and options on futures contracts. The Fund can use derivatives involving U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase the Fund's exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Securities Lending Risk. Any loans of portfolio securities made by the Fund will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by ETAM to be of good standing and will not be made unless, in the judgment of ETAM, the consideration to be earned from such loans justifies the risk.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Portfolio Turnover. Generally, the Fund does not purchase securities for short-term trading. However, when appropriate, the Fund will sell securities without regard to length of time held. A high portfolio turnover rate may increase transaction costs, which could adversely affect Fund performance, and could result in increased taxable gains and income to shareholders.

Change in Investment Objective. Although there is no current intention to do so, the Fund's investment objective may be changed by the Board of Trustees without shareholder approval.


FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance, the Lehman Brothers Intermediate U.S. Aggregate Index. The performance shown in the bar chart and table below for periods prior to November 16, 2001 was achieved under the Fund's prior structure as a passively managed index fund that was part of a master-feeder structure. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

                       Calendar Year Annual Total Return


                                      2000
                                      ----
                                     11.98%

Best quarter (% and time period)          Worst quarter (% and time period)
4.60% (4th Quarter 2000)                  1.20% (2nd Quarter 2000)




            -----------------------------------------------------------
                           Average Annual Total Returns

                                          One Year     Since Inception

            E*TRADE Bond Fund(1)            11.98%         12.81%
            Lehman Brothers                 10.63%         12.51%
            Intermediate U.S. Aggregate
            Index (current index)(2)
            Lehman Brothers                 11.85%        9.12%(3)
            Government/Credit Bond
            Index (previous index)(4)
            -----------------------------------------------------------


1. The Fund commenced operations on August 13, 1999. Prior to November 16, 2001, the Fund's Total Annual Fund Operating Expenses were 0.35%. See "Fees and Expenses" below for a discussion of the Fund's current expense ratio.

2. On November 16, 2001, the Fund became an actively managed fund and, as a result, the Fund has determined that it was appropriate to change its benchmark index to the Lehman Brothers Intermediate U.S. Aggregate Index, which provides a more accurate comparison based on the Fund's current investment objective and investment strategies. The Lehman Brothers Intermediate U.S. Aggregate Index is an unmanaged index comprised of intermediate U.S. investment-grade fixed rate bonds. An investor cannot invest directly in an index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

3. Index comparisons begin on August 31, 1999.

4. Prior to November 16, 2001, the Fund was a passively managed index fund designed to track the Lehman Government/Corporate Bond Index, which is an unmanaged, composite index of the U.S. bond market containing over 5,300 issues. An investor cannot invest directly in an index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                       None
Maximum Deferred Sales Charge (Load)                                   None
Maximum  Sales  Charge  (Load)  Imposed  in  Reinvested
Dividends and other Distributions                                      None
Redemption   Fee  (as  a   percentage   of   redemption                1.00%
proceeds, payable only if shares are redeemed within four months of purchase)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                        0.25%
Distribution (12b-1) Fees                                              None
Other Expenses                                                         6.22%
                                                                       -----
Total Annual Fund Operating Expenses                                   6.47%
Fee Waiver and/or Expense Reimbursement*                               (5.82)%
                                                                       -------
Net Expenses                                                            0.65%
                                                                       ======


* The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to limit "Other Expenses" on an annualized basis through at least August 31, 2002. As described in the section of this Prospectus titled "Fund Management"--Expense Limitation Agreement," the Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.65%.


You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.

E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.

You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 year1             3 years1            5 years1            10 years1
        $65                $1,386              $2,668              $5,712


1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between E*TRADE Asset Management and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3, 5 and 10 year estimates, however, do not reflect the Expense Limitation Agreement. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year estimates.


FUND MANAGEMENT


Investment Adviser. ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE") and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. ETAM also provides investment management services for the E*TRADE Family of Funds. As of November 12, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management, manage over $13 billion in assets and are responsible for the management of E*TRADE Bank's portfolio and E*TRADE Mortgage. The team also manages E*TRADE's Bond Center, which distributes fixed income products to retail customers.


Subject to the supervision of the Board of Trustees, ETAM provides the Fund with ongoing and day-to-day management of the Fund, investment guidance, and policy direction of the Fund. The Fund pays ETAM an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets.

Investment decisions with respect to the Fund are made by an Investment Committee which is headed by J. Laurie Webster, CFA, who serves as the primary portfolio manager for the Fund. Ms. Webster has primary responsibility for the day-to-day management of the Fund and works with the Investment Committee in developing and executing the Fund's investment program. Before joining E*TRADE in March, 2000, Ms. Webster was a Senior Portfolio Manager for Calvert Group since 1996 and served as a portfolio manager for its taxable money market funds.

Administrator and Shareholder Servicing Agent of the Fund. ETAM also serves as the Fund's administrator and shareholder servicing agent. In these capacities, ETAM is responsible for the business affairs and other administrative matters of the Fund and provides a variety of services to shareholders in the Fund. ETAM receives an administrative services fee equal to 0.15% of the average daily net assets of the Fund and a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.


HISTORY OF THE FUND

Prior to November 16, 2001, Fund was a passively managed index fund that tracked the Lehman Brothers Government/Credit Bond Index. The Fund's former investment objective was to provide investment results that correspond, before fees and expenses, to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Credit Bond Index. The Fund was also a feeder fund, which means that the Fund did not invest directly in securities, but instead invested its assets in another fund, the Bond Index Master Portfolio, which, in turn, invested directly in fixed income securities. The Bond Index Master Portfolio is a series of Master Investment Portfolio. The performance information and financial highlights in this
Prospectus for the period prior to November 16, 2001 reflect the Fund's performance under that master-feeder structure.


PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time). The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. Shares will not be priced on the days on which the NYSE is closed for trading.


Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. Expenses are accrued daily and applied when determining the NAV. The Fund's assets are valued generally by using available market quotations. If a market quotation is not readily available for a security or investment of the Fund, it is valued at fair value as determined in good faith by the Board's pricing committee.


The Fund's investments in debt securities which mature in more than 90 days are valued on the basis of market quotations. The Fund's investments in short-term debt securities which mature in 90 days or less are valued, at amortized cost, which approximates market values.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.

In order to buy shares, you will need to: (1) open an E*TRADE Securities account; (2) deposit money in the account; and (3) execute an order to buy shares.

Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial  investment in the Fund                        $2,500

To buy additional  shares of the Fund                           $  250

Continuing minimum  investment*                                 $1,000

To invest in the Fund for your IRA, Roth IRA,                   $1,000
or one-person  SEP account

To invest in the Fund for your Education IRA account            $1,000


To invest in the Fund for your UGMA/UTMA account                $2,500


To invest in the Fund for your SIMPLE, SEP-IRA,                 $1,000
Profit Sharing or Money Purchase Pension Plan, or 401(a) account

To invest in the Fund through a 401(k) Plan                     None

* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $2,500 if you initially purchased the shares on or after September 17, 2001 and up to $1000 if you purchased the shares before September 17, 2001.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide an e-mail address and (3) affirm that you have read the prospectus. The prospectus will be available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption or exchange request if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.

2.    When you submit a written redemption for more than $25,000.

3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

4.    If you add or change your name or add or remove an owner on your account.

5.    If you add or change the beneficiary on your transfer-on-death account.


For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The redemption fee will also be assessed on involuntary redemptions effected by the Fund within the time period. The redemption fee will be waived for 401(k) plans and investments by other E*TRADE Funds.

Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.


DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to declare dividends from net investment income daily and distribute those income dividends monthly. In addition, the Fund intends to distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (30.5% for 2001 and 30% for 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, except for the six-month period ended June 30, 2001, has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

-----------------------------------------------------------------------------------
                                                                      Period from
                                            Six                         8/13/99
                                            Months                    (commencement
                                            Ended                           of
                                            6/30/01        Year        operations)
                                          (Unaudited)      ended         through
For A Share Outstanding for the Period       (6)(7)      12/31/00(7)   12/31/99(7)
                                                         -----------  -------------

Net asset value, beginning of period....... $  10.43     $   9.91       $  10.00
                                            --------     --------       --------
Income from investment operations:
   Net investment income...................    0.24          0.63           0.16
   Net realized and unrealized gain (loss)     0.10          0.49          (0.09)
   on investments                           -------       -------      ---------

Total income from investment operations....    0.34          1.12           0.07
                                            -------       -------        -------
Distribution to Shareholders:
   Distributions from net investment income
                                             (0.30)        (0.63)         (0.16)

Redemption fees added to paid-in-capital...   0.00(2)       0.03           0.00(2)
                                            -------      -------         -------

Net asset value, end of period.............
                                            $ 10.47      $ 10.43        $   9.91
                                            =======      =======        ========

Total return............................... 3.27%(4)       11.98%         0.74%(1)

Ratios/Supplemental data:

   Net assets, end of period (000s omitted) $ 4,364      $ 3,524        $  2,327
   Ratio of expenses to average net assets.  0.35%(3)     0.35%(5)     0.35%(3)(5)
   Ratio of net investment income to
   average net assets......................  5.88%(3)     6.47%           6.34%(3)
   Portfolio turnover rate of Master
   Portfolio...............................   22%(4)        52%             25%(8)

-------------
(1) For the period August 13, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
(2) Rounds to less than $0.01.
(3) Annualized.
(4) Not annualized.
(5) ETAM voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.35% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
(6) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premiums on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 6.20% to 5.88%. Per share and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.
(7) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Bond Index Master Portfolio.
(8) For the period March 1, 1999 to December 31, 1999.

[Outside back cover page.]

The Statement of Additional Information for the Fund, dated November 16, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the most recent annual report (dated December 31, 2000) and semi-annual report (dated June 30, 2001) may be obtained without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA  94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act File No.: 811-09093

                                  E*TRADE FUNDS

                                E*TRADE BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED NOVEMBER 16, 2001



This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectus dated November 16, 2001 (as amended from time to time), for the E*TRADE Bond Fund ("Fund"), a separate series of E*TRADE Funds. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Fund's Prospectus.

To obtain a free copy of the Fund's Prospectus and the Fund's most recent semi-annual report (dated June 30, 2001 and incorporated herein by reference) and annual report to shareholders (dated December 31, 2000 and incorporated herein by reference), please access our Website online (www.etradefunds.etrade.com) or call our toll-free number at (800) 786-2575. Other information on the Website is not incorporated by reference into this SAI unless specifically noted. Only customers of E*TRADE Securities, Inc. ("E*TRADE Securities") who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS

                                                                     Page


HISTORY OF E*TRADE BOND FUND...........................................3

THE FUND...............................................................3

INVESTMENT STRATEGIES AND RISKS........................................3

FUND POLICIES.........................................................13

TRUSTEES AND OFFICERS.................................................14

INVESTMENT Advisory And other services................................19

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION........................22

ORGANIZATION, DIVIDEND AND VOTING RIGHTS..............................23

SHAREHOLDER INFORMATION...............................................24

TAXATION..............................................................25

UNDERWRITER...........................................................30

PERFORMANCE INFORMATION...............................................31

Appendix..............................................................38

HISTORY  OF E*TRADE BOND FUND

The E*TRADE Bond Fund ("Fund") is a diversified open-end series of E*TRADE Funds ("Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.

The Fund's investment objective is to seek total return with an emphasis on income. This investment objective is not fundamental and, therefore, may be changed by the Board of Trustees without the approval of shareholders. The Fund's investment adviser is E*TRADE Asset Management, Inc. ("ETAM").

On November 16, 2001, the Fund became an actively managed fund and as a result, changed its benchmark to the Lehman Brothers Intermediate U.S. Aggregate Index. Prior to that, the Fund was a passively managed index fund that tracked the Lehman Brothers Government/Credit Bond Index. The Fund's investment objective was to provide investment results that correspond, before fees and expenses, to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Credit Bond Index. The Fund was also a feeder fund, which means that the Fund did not invest directly in securities, but instead invested its assets in another fund, the Bond Index Master Portfolio, which, in turn, invested directly in fixed income securities. The Bond Index Master Portfolio is a series of Master Investment Portfolio.

INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Fund's investment strategies, policies and risks. These investment strategies and policies may be changed without shareholder approval unless otherwise noted.

Bank Obligations. The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other obligations in which the Fund may invest may include, among others, uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Borrowing Money. As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the 1940 Act. However, the Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any new investments.

Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. ETAM monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) that are rated at the time of purchase at least BBB by Standard & Poor's ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's"), an equivalent rating by any other nationally recognized statistical rating organization ("NRSRO") selected by ETAM or, if unrated, that ETAM determines to be of comparable credit quality. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. ETAM will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

The ratings of Moody's and S&P and other NRSROs are more fully described in the attached Appendix.

Asset-Backed Securities. Asset-backed securities issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. These securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities weighted average life and may lower their return.

Asset-backed securities are backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Derivatives. The Fund may use derivatives, including options, securities index options, swaps and options on futures contracts.

Options. The Fund may purchase put or call options on securities to protect its holdings against a substantial decline in market value or to protect against substantial increases in prices of securities that the Fund intends to purchase pending its ability to invest in an orderly manner in those securities, respectively. The purchase of put options on securities will enable the Fund to preserve, at least partially, value in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

      Securities Index Options. The Fund may purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index while others may be based on a narrower market index. Indexes may also be based on an industry or market segment such as, for example, the Computer and Business Equipment Index, or various other fixed income sectors.

      Swaps. The Fund may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of unencumbered liquid assets, to avoid any potential leveraging of the Fund. To the extent that these swaps are entered into for hedging purposes, ETAM believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, ETAM will not treat them as being subject to the Fund's borrowing restrictions. The Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines approved by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include more recent innovations for which standardized documentation has not yet been fully developed are less liquid than "traditional" swaps. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If ETAM is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

      Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs. The Fund will not engage in transactions in options on futures contracts for speculation. The Fund will not commit more than 5% of its total assets to premiums when purchasing call or put options.

      Options on Interest-Rate Futures Contracts. The Fund may invest in options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures or price movements in the Fund's securities which are the subject of the transaction.

Floating- and Variable-Rate Securities. The Fund may purchase floating- and variable- rate securities which have floating or variable rates of interest and, under certain limited circumstances, may have varying principal amounts.
Floating and variable rate securities may pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the securities price sensitivity to changes in interest rates.

Foreign Securities Risk. The Fund's investments in U.S. dollar denominated foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities, which can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser.

Illiquid Securities. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Fund's investment advisor, are of comparable quality to issuers of other permitted investment of the Fund may be used for letter of credit-backed investments.

Mortgage-Backed Securities. Mortgage-backed securities include mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs"). CMOs are instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid in most cases, monthly. CMOs may be collateralized by whole mortgage loans or collateralized by portfolios of mortgage pass-through securities. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. REMICs are similar to CMOs and are fixed pools of mortgages with multiple classes of interests held by investors.

Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the series may be different than the quoted yield on the securities. Mortgage premiums generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities. In the event of an increase in interest rates which results in a decline in mortgage prepayments, the anticipated maturity of mortgage pass-through securities held by the series may increase, effectively changing a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")); or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal
National Mortgage Association "FNMA") or the Federal Home Loan Mortgage Corporation, ("FHLMC") which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA") -- insured or Veterans Administration ("VA") -- guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) for FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The series may also buy mortgage-related securities without insurance or guarantees.

A particular risk associated with pass-through securities involves the volatility of prices in response to changes in interest rates or prepayment risk. Prepayment rates are important because of their effect on the yield and price of securities. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgages' scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Although the pattern of repayments is estimated and reflected in the price paid for pass-through securities at the time of purchase, the actual prepayment behavior of mortgages cannot be known at that time. Therefore, it is difficult to predict with certainty the realized yield or average life of a particular issue of pass-through securities. Prepayments that occur faster than estimated adversely affect yields for pass-throughs purchased at a premium (that is, a price in excess of principal amount) and may cause a loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. Furthermore, the proceeds from prepayments usually are reinvested at current market rates, which may be higher than, but usually are lower than, the rates earned on the original pass-through securities. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities or decline in value from declining interest rates because of risk of prepayment.

Municipal Bonds. The Fund may invest in municipal bonds whose interest payments may be from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result, the Fund's investments in municipal bonds may be more susceptible to similar economic, political or regulatory developments than bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share prices for municipal bonds.

Obligations of Foreign Governments, Banks and Corporations. The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment advisor to be of comparable quality to the other obligations in which the Fund may invest.

The Fund also may invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Fund also may invest a portion of its total assets in high quality, debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions.


Repurchase Agreements. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price. ETAM monitors on an on-going basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Fund may be delayed or limited.

While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with insolvency proceedings), it is the policy of ETAM to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. ETAM considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into repurchase agreements.


Securities Lending. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether or not to lend a security to a particular broker, dealer, or financial institution, the Fund's custodian considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Fund does not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Fund will not lend securities having a value that exceeds one-third of the current value of the Fund's total assets. Loans of securities by the Fund are subject to termination at the Fund's or the borrower's option.

The principal risk of lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest of fee earned thereon to the borrower or a placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Fund or ETAM.

Securities Underwritten by E*TRADE Securities. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which E*TRADE Securities or any of its affiliates participates. These procedures prohibit the Fund from directly or indirectly benefiting E*TRADE Securities or any of its affiliates in connection with such underwritings. In addition, for underwritings where E*TRADE Securities or any of its affiliates participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

Short-term instruments and temporary investments. The Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Fund may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase at least "Prime-2" by Moody's or "A-2" by S&P, or, an equivalent rating by any other NRSRO selected by ETAM or, if unrated, that ETAM determines to be of comparable credit quality; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "BBB" by S&P or Baa by Moody's; (v) repurchase agreements; and
(vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of the Investment Advisor are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

Unrated, Downgraded and Below Investment Grade Investments. The Fund may purchase instruments that are not rated if obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund, if ETAM believes such an investment is appropriate. To the extent the ratings given by Moody's or S&P, or by any other NRSRO selected by ETAM or, a rating that ETAM determined to be of comparable credit quality with respect to unrated securities, change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings or guidelines as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's, S&P, and other NRSROs are more fully described in the Appendix to this SAI.

Because the Fund is not required to sell downgraded securities, the Fund could hold debt securities rated below "BBB" by S&P or "Baa" by Moody's or an equivalent rating by any other nationally recognized statistical rating organization ("NRSRO") selected by ETAM or, if unrated, that ETAM determined to be of comparable credit quality. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Fund may incur additional expenses to seek recovery.

U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. may vary in terms of the degree of support afforded by the Government. Some U.S. Government obligations may be supported by the full faith and credit of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds and GNMA certificates. Some agency obligations are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those issued by the Federal Home Loan Banks. Still others are supported only by the discretionary authority to purchase the agency's obligations, such as those issued by the Federal National Mortgage Association, or by the credit of the agency that issued them, such as those issued by the Student Loan Marketing Association.

Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). Because there is no guarantee that the U.S. Government will provide support to such agencies, such securities may involve risk of loss of principal and interest. Current market prices for U.S. Government securities are not guaranteed and the value of such securities will fluctuate.

FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which, along with the Fund's investment objective, cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:


1.    shall be a "diversified  company" as that term is defined in the 1940 Act.


2. may not issue senior securities, except as permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time;


3. may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.


4. may not engage in the business of underwriting securities issued by others, except to the extent that the purchase of permitted investments directly from the issuer thereof or an underwriter for the issuer and the later disposition of such portfolio securities may be deemed an underwriting;

5. may not make loans except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans;


6. may not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time, except that there shall be no limitation with respect to investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. Government, its agencies or instrumentalities), and provided further that, if the Fund's investment objective is to track the performance of a particular index, the Fund reserves the right to concentrate in any particular industry or group of closely related industries to approximately the same extent that securities of the companies within a particular industry or group of closely related industries comprise the respective index whose performance the Fund seeks to track.


7. may not purchase or sell real estate, which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities; and

8. may not purchase physical commodities or contracts relating to physical commodities.

Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

1. The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited, subject to certain exceptions, to (a) 3% of the total voting stock of any one investment company, (b) 5% of the Fund's total assets with respect to any one investment company, and (c) 10% of the Fund's total assets in the aggregate. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses, such as investment advisory and administrative fees, that would be in addition to those charged by the Fund.

2. The Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
      (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

4. The Fund may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act.

The Fund may, notwithstanding any other non-fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies as the Fund or investment objectives and policies consistent with those of the Fund.


Further Information on Fundamental Investment Restrictions

Section 5(b)(1) of the 1940 Act defines a "diversified company" as one in which at least 75 percent of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5 percent of the value of the Fund's total assets and to not more than 10 percent of the outstanding voting securities of such issuer.

Section 18(f)(1) of the 1940 Act permits the Fund to borrow money only from (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund and provided further that if the Fund's asset coverage falls below 300%, the Fund will, within three business days thereafter or longer as the SEC may permit, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%, or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

As a matter of operating policy, it is our understanding that the SEC Staff interprets the term "concentration" to mean that the Fund will not invest 25% or more of its total assets in a particular industry.



TRUSTEES AND OFFICERS

The Board of Trustees has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board of Trustees elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):


--------------------------------------------------------------------------------------
Name, Age, and Address    Position(s) held  Principal Occupation(s) During the Past
                          with Funds        5 Years
--------------------------------------------------------------------------------------
Steven Grenadier (36)     Trustee           Mr. Grenadier is an Associate Professor
4500 Bohannon Drive                         of Finance at the Graduate School of
Menlo Park, CA 94025                        Business at Stanford University, where
                                            he has been employed as a professor
                                            since 1992.

*Shelly J. Meyers (42)(1) Trustee           Ms. Meyers is the Manager, Chief
4500 Bohannon Drive                         Executive Officer, and founder of Meyers
Menlo Park, CA 94025                        Capital Management, a registered
                                            investment adviser formed in January
                                            1996. She also serves on the board
                                            of directors of Meyers Investment
                                            Trust (investment company) and
                                            Meyers Capital Management LLC
                                            (financial services). She has also
                                            managed the Meyers Pride Value Fund
                                            since June 1996.

*Leonard C. Purkis (52)   Trustee           Mr. Purkis is chief financial officer
4500 Bohannon Drive                         and executive vice president of finance
Menlo Park, CA 94025                        and administration of E*TRADE Group,
                                            Inc.  Mr. Purkis also serves on the
                                            board of directors of E*TRADE Bank.  He
                                            previously served as chief financial
                                            officer for Iomega Corporation (hardware
                                            manufacturer) from 1995 to 1998.

Ashley T. Rabun (48)      Trustee           Ms. Rabun is the Founder and Chief
4500 Bohannon Drive                         Executive Officer of InvestorReach
Menlo Park, CA 94025                        (which is a consulting firm specializing
                                            in marketing and distribution
                                            strategies for financial services
                                            companies formed in October 1996).
                                            She has been a trustee of the Trust
                                            for Investment Managers (investment
                                            company) since December 1999.

George J. Rebhan (67)     Trustee           Mr. Rebhan has been a Trustee for the
4500 Bohannon Drive                         Trust For Investment Managers
Menlo Park, CA 94025                        (investment company) since August 30,
                                            1999.  Mr. Rebhan retired in December
                                            1993, and prior to that he was President
                                            of Hotchkis and Wiley Funds (investment
                                            company) from 1985 to 1993.

*Liat Rorer (41)          President         Ms. Rorer is Vice President of
4500 Bohannon Drive                         Operations and a director of  E*TRADE
Menlo Park, CA 94025                        Asset Management, Inc.  She is also a
                                            Key Business Leader of E*TRADE
                                            Securities, Inc. which she joined in
                                            1999. Prior to that Ms. Rorer worked
                                            as a senior consultant for the
                                            Spectrem Group, (financial services
                                            consulting firm) beginning in 1998.
                                            From 1996 to 1998, she was a
                                            marketing Vice President for Charles
                                            Schwab's Retirement Plan Services,
                                            and prior to that she held positions
                                            in Fidelity's Retail Services, Legal
                                            and Institutional Services
                                            Departments.

*Elizabeth Gottfried (41) Vice President    Ms. Gottfried joined E*TRADE in
4500 Bohannon Drive       and Treasurer     September 2000.  Prior to that, she
Menlo Park, CA 94025                        worked at Wells Fargo Bank from 1984 to
                                            2000 and managed various areas of Wells
                                            Fargo's mutual fund group.

*Ulla Tarstrup (34)       Vice President    Ms. Tarstrup joined E*TRADE in August
4500 Bohannon Drive                         1998.  Prior to that, she worked in
Menlo Park, CA 94025                        Franklin Resources' legal and
                                            administration department from 1994 to
                                            1998.

*Jay Gould (46)           Secretary         Mr. Gould is Secretary of E*TRADE Asset
4500 Bohannon Drive                         Management.  From February to December
Menlo Park, CA 94025                        1999, he served as a Vice President at
                                            Transamerica and prior to that he
                                            worked at Bank of America (banking
                                            and financial services) from 1994.


(1) Ms. Meyers may be considered an "interested person" (as that term is defined in the 1940 Act), but she is not an "affiliated person" as that term is defined in the 1940 Act.

Each non-affiliated Trustee receives from the Trust an annual fee (payable in quarterly installments) of $18,000 plus an additional fee of: (i) $4,500 for each regularly scheduled Board meeting attended; and (ii) $2,000 for each Audit Committee meeting attended. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. Trustees are not entitled to receive any retirement benefits or deferred compensation from the Trust.

The following table sets forth the compensation received by the Trustees for their services to the Trust during the most recent calendar year ended December 31, 2000.

--------------------------------------------------------
                             Aggregate Compensation
                                  from the Trust(1)
  Name of Person, Position
--------------------------------------------------------

Steven Grenadier, Trustee              $63,500

Shelly J. Meyers, Trustee(2)           $52,500

Leonard C. Purkis, Trustee              None

Ashley T. Rabun, Trustee               $63,500

George J. Rebhan, Trustee              $63,500

------------
(1) The Aggregate Compensation is based on a prior compensation schedule in effect until July 1, 2000 and the current compensation schedule, thereafter, which is described above. Prior to July 1, 2000, the Trust paid each non-affiliated Trustee a fee of $1,500 per Board meeting per Fund.

(2) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as that term is defined in the 1940 Act.

No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Funds' expenses.

Committees. The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of each Committee are the Trustees who are not "interested" or "affiliated" persons (as defined in the 1940 Act). The Audit Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services;
reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. The Nominating and Corporate Governance Committee is responsible for, among other things;
evaluating and recommending to the Board candidates to be nominated as Independent Trustees of the Board; reviewing the composition of the Board and the compensation arrangements for each of the Trustees; and reviewing the Board's governance procedures.

The Trust also has a Pricing Committee that consists of the officers of the Trust and Leonard Purkis. This committee determines the value of any of the Funds' securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, each Fund has adopted a code of ethics. The Fund's investment adviser, Sub-Adviser, and principal underwriter have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by a Fund, subject to certain reporting requirements and restrictions.

Control Persons and Principal Holders of Securities

As of August 1, 2001, no shareholders owned 5% or more of the Fund's outstanding equity securities.

As of the date of this SAI, the Trustees and officers of the Trust as a group owned less than 1% of each Fund's equity securities.


INVESTMENT ADVISORY AND OTHER SERVICES


Investment Adviser. Under an investment advisory agreement with the Fund, E*TRADE Asset Management, Inc. ("ETAM") provides investment advisory services to the Fund. ETAM is a wholly owned subsidiary of E*TRADE Group, and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. As of November 6, 2001, ETAM provided investment advisory services for over $320 million in assets. ETAM also provides investment management services for the E*TRADE Family of Funds. As of November 12, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management, manage over $13 billion in assets and are responsible for the management of E*TRADE Bank's portfolio and E*TRADE Mortgage. The team also manages E*TRADE's Bond Center, which distributes fixed income products to retail customers.


Subject to general supervision of the E*TRADE Funds' Board of Trustees ("Board") and in accordance with the investment objective, policies and restrictions of the Fund, ETAM provides the Fund with ongoing and day-to-day management of the Fund, investment guidance, and policy direction of the Fund pursuant to the Investment Advisory Agreement. For its advisory services, the Fund pays ETAM an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets.

Prior to November 16, 2001, the Fund was part of a master-feeder structure. Under that structure, the Fund paid ETAM an investment advisory fee at an annual rate equal to 0.02% of the Fund's average daily net assets. The Fund paid ETAM approximately $92 and $568 for its investment advisory services to the Fund in 1999 and 2000, respectively.


Administrator of the Fund. ETAM, the Fund's investment adviser, also serves as the Fund's administrator. ETAM's provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by ETAM, in its capacity as the investment adviser, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation  of periodic  reports to the Fund's  shareholders;  (iii)  generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. The Administrator also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an Administrative Services Agreement with the Fund, the Administrator receives a fee equal to 0.15% of the average daily net assets of the Fund. The Fund paid ETAM approximately $1,249 and $7,164 in 1999 and 2000, respectively, under the prior administrative services agreement for its administrative services to the Fund.


Expense Limitation Agreement. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, ETAM also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, ETAM may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the ETAM is permitted to do so under applicable statutes, rules or regulation.

Pursuant to the Shareholder Services Agreement, ETAM will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM will be allowed to use the service fees it receives under the Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

Principal Underwriter. E*TRADE Securities, Inc. ("E*TRADE Securities"), 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc., and as a result, is deemed to be an affiliate of ETAM. E*TRADE Securities receives no compensation for its services as the Fund's principal underwriter.

Custodian, Fund Accounting Services Agent and Sub-administrator. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund. As a result, IBT has custody of all securities and cash of the Fund and the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund. IBT also acts as the Fund's Accounting Services Agent. IBT also serves as the Fund's sub-administrator, under an agreement between IBT and the Trust, providing management reporting and treasury administration and financial reporting to Fund management and the Fund's Board of Trustees and preparing income tax provisions and tax returns.

Transfer Agent and Dividend Disbursing Agent. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Fund.

Independent Accountants. Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071-3462, acts as independent accountants for the Fund. Deloitte & Touche LLP is responsible for auditing the annual financial statements of the Fund.

Legal Counsel. Dechert, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Advisory Agreement and subject to policies as may be established by the Fund's Board of Trustees, ETAM is responsible for the Fund's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While ETAM generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that ETAM manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When ETAM determines that a particular security should be bought or sold for the Fund and other accounts managed by ETAM, ETAM undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, ETAM and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Commissions and spreads paid by the Fund may have the effect of reducing the total returns of the Fund.

In the over-the-counter market, fixed-income securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, fixed income securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, ETAM is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that ETAM seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While ETAM generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, ETAM seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, ETAM considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board.

Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. ETAM considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by ETAM based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.


ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a diversified series of E*TRADE Funds ("Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

The Fund commenced operations on August 13, 1999. Like any venture, there can be no assurance that the Fund as an enterprise will be successful or will continue to operate indefinitely. If the Fund cannot be operated in an economically viable manner, the Fund, without seeking approval of shareholders of the Fund, may cease operations, which could require you to transfer your investment at an inopportune time.


SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares and Fund Assets. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE. Assets in which the Fund invests may trade and fluctuate in value after the close and before the opening of the NYSE.

Values are determined according to accepted accounting practices and all laws and regulations that apply. ETAM may, from time to time, under the general supervision of the Board of Trustees or its pricing committee, utilize the services of one or more pricing services available in valuing the assets of the Fund. In addition, there may be occasions when a different pricing provider or methodology is used. ETAM will continuously monitor the performance of these services.

The Fund's investments in debt securities which mature in more than 90 days are valued on the basis of market quotations. The Fund's investments in short-term debt securities which mature in 90 days or less are valued, at amortized cost method of valuation, which approximates market values. The Fund's investments in United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, are valued at representative quoted prices. The Fund's investments in long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker. The Fund's investments in mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price. Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the pricing committee of the Board of Trustees using its best judgment.

The Fund's investments in purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security. When the Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase or sale transaction, the Fund realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Foreign Taxes. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income. The Fund does not expect to pass through foreign taxes to its shareholders.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Equalization. The Fund may use the so-called "tax equalization method" to allocate a portion of earnings and profits to redemption proceeds. This method is intended to permit the Fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations changed. Although using this method will not affect the Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (30.5% for 2001 and 30% for 2002 and 2003) ("backup withholding")("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options. Certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these options generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

UNDERWRITER

Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter for the continuous offering of the Fund's shares. The Fund pays no compensation to E*TRADE Securities for its distribution services. The Distribution Agreement provides that E*TRADE Securities will use its best efforts to distribute the Fund's shares.

The Fund is a no-load fund, therefore investors pay no sales charges when buying, exchanging or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. E*TRADE Securities is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, ETAM may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

N = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund would be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield would be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
           ---
            cd

where:

a = dividends and interest earned during the period;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

Historical data on the Bond Index may be used to promote the Fund. The historical Bond Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one debt security or in managed portfolios of debt securities, such as the Fund, during the periods shown.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                                ----------
                                                   n-1

Where:  S = "the sum of",

        xi  = each individual return during the time period,

        xm = the average return over the time period, and

        n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

                                    APPENDIX

Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

S&P

Bond Ratings

"AAA"

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"

Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

"BBB"

Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB, B, CCC, CC or C"

Bonds rated "BB, B, CCC, CC or C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

"C1"

Bonds rated "C1" is reserved for income bonds on which no interest is being paid.

"D"

Bonds rated "D" are in default and payment of interest and/or payment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

"Aaa"

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A"

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba"

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa"

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca"

Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

"C"

Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

The rating ("P-1") Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

"AAA"

Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"

Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"

Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"

Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"

Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1"

Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

"F-2"

Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

Bond Ratings

"AAA"

Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA"

Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A"

Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB"

Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

IBCA

Bond and Long-Term Ratings

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Ratings

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Ratings

An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

4500 Bohannon Drive
Menlo Park, CA 94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
Internet:   http://www.etrade.com

                                     PART C:
                                OTHER INFORMATION

Item 23.  Exhibits

(a)(i)         Certificate of Trust.1

(a)(ii)        Trust Instrument.1

(a)(iii)       Amendment No. 1 to the Trust Instrument.12

(a)(iv)        Amendment No. 2 to the Trust Instrument.19

(b)            By-laws.2

(b)(i)         Amendment No. 1 to the By-laws.12

(b)(ii)        Amendment No. 2 to the By-laws.19

(c) Certificates for Shares will not be issued. Articles II, VII, IX and X of the Trust Instrument, previously filed as exhibit
               (a)(ii), define the rights of holders of the Shares.1

(c)(i)         Electronic Delivery Consent.15

(d)(i) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(d)(ii) Form of Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(d)(iii) Form of Amendment No. 1 to Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE International Index Fund.7

(d)(iv) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Technology Index Fund.3

(d)(v)         Form of  Investment  Subadvisory  Agreement  among  E*TRADE Asset
               Management,   Inc.,   Barclays   Global  Fund  Advisors  and  the
               Registrant with respect to the E*TRADE Technology Index Fund.3

(d)(vi) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(d)(vii)       Form of  Investment  Subadvisory  Agreement  among  E*TRADE Asset
               Management,   Inc.,   Barclays   Global  Fund  Advisors  and  the
               Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(d)(viii) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Premier Money Market Fund.7

(d)(ix) Form of Amendment No. 2 to the Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund.12

(d)(x) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Financial Sector Index Fund.12

(d)(xi) Form of Investment Subadvisory Agreement among E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Financial Sector Index Fund.12

(d)(xii) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.16

(d)(xiii)      Form of  Investment  Subadvisory  Agreement  among  E*TRADE Asset
               Management,   Inc.,   Barclays   Global  Fund  Advisors  and  the
               Registrant with respect to the E*TRADE Asset Allocation Fund.16

(d)(xiv) Form of Amendment No. 3 to the Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund and E*TRADE Russell 2000 Index Fund.19

(d)(xv) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Bond Fund.19

(e)(i)         Form of Underwriting  Agreement between E*TRADE Securities,  Inc.
               and the  Registrant  with  respect to the  E*TRADE  S&P 500 Index
               Fund.2

(e)(ii) Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(e)(iii) Form of Amendment No. 1 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.7

(e)(iv) Form of Amendment No. 2 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.12

(e)(v) Form of Amendment No. 3 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(e)(vi) Form of Amendment No. 4 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Asset Allocation Fund.16

(e)(vii) Form of Second Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to each series of the Registrant.19

(f)            Bonus or Profit Sharing Contracts: Not applicable.

(g)(i) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.2

(g)(ii) Form of Amendment No. 1 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(g)(iii) Form of Amendment No. 2 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Premier Money Market Fund.7

(g)(iv) Form of Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.16

(g)(v) Form of Amendment No. 4 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to each series of the Registrant.19

(h)(1)(i) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund.2

(h)(1)(ii) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund and E*TRADE Bond Index Fund.3

(h)(1)(iii) Form of Amended and Restated to the Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.7

(h)(1)(iv) Form of Amendment No. 1 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE Premier Money Market Fund.7

(h)(1)(v) Form of Amendment No. 2 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE Russell 2000 Index Fund.12

(h)(1)(vi) Form of Amendment No. 3 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Premier Money Market Fund and E*TRADE Russell 2000 Index Fund.19

(h)(2)(i) Form of Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.2

(h)(2)(ii) Form of Amendment No. 1 to the Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(h)(2)(iii) Form of the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund.7

(h)(2)(iv) Form of Amendment No. 1 to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(2)(v) Form of Amended Exhibit A to the Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Premier Money Market Fund.10

(h)(2)(vi) Form of Amended Exhibit A to the Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.11

(h)(2)(vii) Form of Second Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.12

(h)(2)(viii)   Form of  Amendment  No.  1 to the  Second  Amended  and  Restated
               Administrative  Services  Agreement  between the  Registrant  and
               E*TRADE  Asset  Management,  Inc.  with  respect  to the  E*TRADE
               Russell  2000  Index  Fund and  E*TRADE  Financial  Sector  Index
               Fund.12

(h)(2)(ix) Form of Third Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to each series of the Trust.19

(h)(2)(x) Form of Expense Limitation Agreement between the Registrant and E*TRADE Asset Management, Inc with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Bond Fund, E*TRADE Premier Money Market Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Financial Sector Fund and E*TRADE Asset Allocation Fund.19

(h)(3)(i)      Form  of   Sub-Administration   Agreement   among  E*TRADE  Asset
               Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.4

(h)(3)(ii) Form of Amendment No. 1 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(h)(3)(iii) Form of Amendment No. 2 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Premier Money Market Fund.7

(h)(3)(iv) Form of Amendment to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.16

(h)(3)(v) Form of Amended Appendix B to the Custodian Agreement and Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.15

(h)(3)(vi) Form of Amendment No. 5 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to each series of the Registrant.19

(h)(4) Form of Shareholder Services Agreement between the E*TRADE Asset Management, Inc. and the Trust with respect to E*TRADE Asset
               Allocation Fund, E*TRADE Bond Fund, E*TRADE Financial Sector Index Fund, E*TRADE International Index Fund, E*TRADE Premier Money Market Fund, E*TRADE Russell 2000 Index Fund, and E*TRADE S&P 500 Index Fund.19

(h)(5)(i) Form of Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(h)(5)(ii) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(h)(5)(iii) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(5)(iv) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(5)(v) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.16

(h)(5)(vi) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to each series of the Registrant.

(h)(6)(i) State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(h)(6)(ii) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(6)(iii) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(6)(iv) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to E*TRADE Asset Allocation Fund.16

(h)(6)(v) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to each series of the Registrant.19

(h)(7)(i) Form of Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and the Registrant with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.17

(h)(7)(ii) Form of Amendment to Exhibit A to Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and the Registrant with respect to E*TRADE Asset Allocation Fund, E*TRADE Bond Fund, E*TRADE Technology Index Fund and E*TRADE Financial Sector Index Fund.19


(h)(7)(iii) Form of Amendment to Exhibit A to Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and the Registrant with respect to E*TRADE Bond Fund, E*TRADE E-Commerce Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Technology Index Fund and E*TRADE Premier Money Market Fund.


(i)(1) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE S&P 500 Index Fund.2

(i)(2) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE Technology Index Fund.3

(i)(3) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE E-Commerce Index Fund.5

(i)(4) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE International Index Fund.6

(i)(5) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Premier Money Market Fund.7

(i)(6) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE S&P 500 Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Bond Index Fund and the E*TRADE International Index Fund.11

(i)(7) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE Technology Index Fund and the E*TRADE E-Commerce Index Fund.11

(i)(8) Opinion and Consent of Dechert Price & Rhoads, dated December 5, 2000 with respect to the E*TRADE Financial Sector Index Fund.13

(i)(9) Opinion and Consent of Dechert Price & Rhoads, dated December 5, 2000 with respect to the E*TRADE Russell 2000 Index Fund.14

(i)(10) Opinion and Consent of Dechert with respect to the E*TRADE Asset Allocation Fund.16

(i)(11) Opinion and Consent of Dechert, dated April 26, 2001 with respect to the E*TRADE E-Commerce Index Fund, E*TRADE Technology Index Fund, E*TRADE Global Titans Index Fund, and E*TRADE Financial Sector Index Fund.17

(i)(12) Opinion and Consent of Dechert, dated April 26, 2001 with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, E*TRADE Bond Index Fund, and E*TRADE Premier Money Market Fund.18


(j)(1)         Consent of Deloitte & Touche LLP.


(j)(2)         Consent of KPMG.18

(k)            Omitted Financial Statements: Not applicable.

(l) Form of Subscription Letter Agreements between E*TRADE Asset Management, Inc. and the Registrant.2

(m)            Rule 12b-1 Plan: Not applicable.

(n)            Rule 18f-3 Plan: Not applicable.

(o)(1)         Form of Code of Ethics of the Registrant.10

(o)(2)(i)      Form of Code of Ethics of E*TRADE Asset Management, Inc.10

(o)(2)(ii)     Form of  Amended  Code of Ethics  of  E*TRADE  Asset  Management,
               Inc.19

(o)(3)         Form of Code of Ethics of E*TRADE Securities, Inc.10

(o)(4)         Form of Code of Ethics of the Master Investment Portfolio.10

(o)(5)(i)      Form of Code of Ethics of Barclays Global Fund Advisors.12

(o)(5)(ii)     Form  of  Amended   Code  of  Ethics  of  Barclays   Global  Fund
               Advisors.16

(o)(5)(iii) Form of Amendment to the Amended Code of Ethics of Barclays Global Fund Advisors.19

(o)(6)         Form of Code of Ethics for Stephens, Inc.10

*        Form of Power of Attorney for the Registrant.7

**       Form of Power of Attorney for the Master Investment Portfolio.2

*** Form of Power of Attorney for the Master Investment Portfolio on behalf of Leo Soong.10

**** Power of Attorney and Secretary's Certificate of Registrant for signature on behalf of Registrant.4

*****    Power of Attorney for the Board of Trustees for the Registrant.19



1  Incorporated  by  reference  from  the  Registrant's   Initial   Registration
   Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998.

2 Incorporated by reference from the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999.

3 Incorporated by reference from the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the SEC on August 11, 1999.

4 Incorporated by reference from the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed with the SEC on October 8, 1999.

5 Incorporated by reference from the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

6 Incorporated by reference from the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

7 Incorporated by reference from the Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

8 Incorporated by reference from the Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

9 Incorporated by reference from the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed with the SEC on February 16, 2000.

10 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   18 to the Registration Statement on Form N-1A filed with the SEC on March 27, 2000.

11 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   19 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2000.

12 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   21 to the Registration Statement on Form N-1A filed with the SEC on October 12, 2000.

13 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   23 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

14 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   24 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

15 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   27 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2000.

16 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   28 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2001.

17 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   29 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2001.

18 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   30 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2001.


19 Incorporated by reference from the Registrant's Post- Effective Amendment No.
   32 to the Registration Statement on Form N-1A filed with the SEC on September 25, 2001.


Item 24.  Persons Controlled by or Under Common Control With Registrant

      E*TRADE Asset Management, Inc. ("E*TRADE Asset Management") (a Delaware corporation), may own more than 25% of one or more series of the Registrant, as described in the Statement of Additional Information, and thus may be deemed to control that series. E*TRADE Asset Management is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group") (a Delaware corporation). Other companies of which E*TRADE Group owns greater than 25% include: E*TRADE Securities, Inc., E*TRADE Capital, Inc.; E*TRADE Business Solutions Group, Inc.; E*TRADE International Ltd; E*TRADE International Ltd; ClearStation, Inc.; TradePlus Brokerage, Inc.; E*TRADE Online Ventures, Inc.; E*TRADE International Equipment Management Corporation; Speed Racer Acquisition Corporation; TSC Acquisition Corporation; E*TRADE @ Net Bourse SA; E*TRADE UK (Holdings) Limited; E*TRADE Germany AG; Nordic AB; E*TRADE Japan K.K.; TIR Holdings Ltd; E*TRADE Advisory Services, Inc. (formerly PrivateAccounts, Inc.); E*TRADE Financial Corporation; E*TRADE Technologies Corporation (formerly VERSUS Technologies, Inc.); U.S.
Raptor One, Inc.; U.S. Raptor Two, Inc.; Kioskorp, Inc.; Canopy Acquisition Corp.; BRE, LLC; Wind & Lion Aviation, Inc.; eAdvisor; Confluent, Inc.; and Converging Arrows, Inc.


Item 25.  Indemnification

      Reference is made to Article X of the Registrant's Trust Instrument.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser


      E*TRADE Asset Management, Inc. (the "Investment Advisor") is a Delaware corporation that offers investment advisory services. The Investment Advisor's offices are located at 4500 Bohannon Drive, Menlo Park, CA 94025. The directors and officers of the Investment Advisor and their business and other connections are as follows:


Directors and Officers     Title/Status with            Other Business
of Investment Adviser      Investment Adviser           Connections
------------------         ------------------           ------------------------

Liat Rorer                 Vice President               Vice  President,   Asset
                                                        Gathering,       E*TRADE
                                                        Group.  Formerly  Senior
                                                        Consultant  at  Spectrem
                                                        Group from 1998 to 2000.

Mindy Posoff               Vice President               Vice President,  E*TRADE
                                                        Securities,         Inc.
                                                        Formerly   with   Credit
                                                        Suisse    First   Boston
                                                        from 1986 to 1999.

Jay Gould                  Secretary                    Assistant        General
                                                        Counsel,  E*TRADE Group,
                                                        Inc.    Formerly    Vice
                                                        President             of
                                                        Transamerica        from
                                                        February     1999     to
                                                        December    1999,    and
                                                        Senior  Associate,  Bank
                                                        of America  from 1994 to
                                                        January 1999.

      Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), is the sub-advisor for the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund. BGFA is a registered investment adviser to certain open-end, management investment companies and various other institutional investors. The directors and officers of the sub-advisor and their business and other connections are as follows:

Name and Position at BGFA         Other Business Connections
-------------------------         --------------------------

Patricia Dunn,             Director of BGFA and Co-Chairman and Director of BGI,
Director                   45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint,          Chairman of the Board of Directors of BGFA and
Chairman and Director      Chief Executive Officer of BGI, 45 Fremont Street,
                           San Francisco, CA  94105

Geoffrey Fletcher,         Chief Financial  Officer of BGFA and BGI since May
Chief Financial Officer    1997, 45 Fremont Street,  San Francisco,  CA 94105
                           Managing   Director   and   Principal   Accounting
                           Officer  at  Bankers  Trust  Company  from  1988 -
                           1997, 505 Market Street, San Francisco, CA  94111

Item 27.  Principal Underwriters

(a) E*TRADE Securities, Inc. ("Distributor") serves as Distributor of Shares of the Trust. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc.

(b)   The officers and directors of E*TRADE Securities, Inc. are:

Name and Principal          Positions and Offices          Positions and Offices
Business Address*           with Underwriter                  with Registrant
------------------          ---------------------          ---------------------

Jarrett Lilian              Director and President                 None

Charles Nalbone             Director, Vice President and           None
                            Chief Compliance Officer

Susan T. White              Director                               None

Shane Mulron                Chief Financial Officer                None

Thomas Delaney              Vice President                         None

Connie M. Dotson            Corporate Secretary                    None

* The business address of all officers of the Distributor is 4500 Bohannon Drive, Menlo Park, CA 94025.


Item 28.  Location of Accounts and Records

      The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained in the physical possession of:


      (1) E*TRADE Asset Management, Inc., the Registrant's investment advisor, is located at 4500 Bohannon Drive, Menlo Park, CA 94025;


      (2) Investors Bank & Trust Company, the Registrant's custodian, accounting services agent and sub-administrator, is located at 200 Clarendon Street, Boston, MA 02111;

      (3) PFPC Inc., the Registrant's transfer agent and dividend disbursing agent, is located at 400 Bellevue Parkway, Wilmington, DE 19809; and

      (4) Barclays Global Fund Advisors, the Master Portfolio's investment advisor and sub-advisor with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Financial Sector Index Fund, and E*TRADE Asset Allocation Fund is located at 45 Fremont Street, San Francisco, CA 94105.


Item 29.  Management Services

      Not applicable


Item 30.  Undertakings

      Not applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco in the State of California on the 14th day of November, 2001.

                                       E*TRADE FUNDS

                                       By:          /s/ Liat Rorer
                                                 -------------------------------
                                       Name:        Liat Rorer
                                       Title:       President

      Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                      Title                       Date
---------                      -----                       ----

/s/ Elizabeth Gottfried
--------------------------
Elizabeth Gottfried            Vice President &            November 14, 2001
                               Treasurer
                               (Principal Financial and
                               Accounting Officer)

/s/ Liat Rorer                 President (Principal        November 14, 2001
--------------------------
Liat Rorer                     Executive Officer)

      *                        Trustee                     November 14, 2001
--------------------------
Leonard C. Purkis

      *                        Trustee                     November 14, 2001
--------------------------
Shelly J. Meyers

      *
--------------------------
Ashley T. Rabun                Trustee                     November 14, 2001

      *
--------------------------
Steven Grenadier               Trustee                     November 14, 2001

      *
--------------------------
George J. Rebhan               Trustee                     November 14, 2001


*By:  /s/ Randy G. Legg
      -----------------------
      Randy G. Legg
      Attorney-In-Fact

EXHIBIT LIST

(j)(1)         Consent of Deloitte & Touche LLP.

(h)(7)(iii) Form of Amendment to Exhibit A to Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and the Registrant with respect to E*TRADE Bond Fund, E*TRADE E-Commerce Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Technology Index Fund, and E*TRADE Premier Money Market Fund.